Leases liabilities (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure of Lease Liabilities [Abstract]
Summary of lease liabilities

Carrying value

Balance as at December 1, 2020	$2,980

Accretion expense	200
Lease payments	(635)
Effect of change in exchange rates	(27)

Balance as at November 30, 2021	$2,518

Accretion expense	157
Lease payments	(605)
Effect of change in exchange rates	(148)

Balance as at November 30, 2022	$1,922
Current portion	(476)

Non-current portion	$1,446